Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000192839 | 4956904
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000192839 | 4956829
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000192839 | 4956736
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000192839 | 4956934
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000192839 | 4956737
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000192839 | 4956895
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000192839 | 4956756
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000192839 | 4956776
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000192839 | 4956938
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000192839 | 4956811
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000192839 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000192839 | Foreign Government
Holdings [Line Items]
Percent of Net Asset Value	92.80%
C000192839 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000192839 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000192839 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000192839 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000192839 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000192839 | Virgin Islands, British
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000192839 | Romania
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000192839 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000192839 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000192839 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000192839 | Chile
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000192839 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000192839 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000192839 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000192839 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000215652 | 4982632
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000215652 | 4982625
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000215652 | 4982579
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000215652 | 4982817
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215652 | 4982802
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215652 | 4982535
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215652 | 4982626
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215652 | 4982576
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215652 | 4982589
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215652 | 4982676
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215652 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000215652 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000215652 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000215652 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215652 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000215652 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000215652 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000215652 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000215652 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000215652 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215652 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215652 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215652 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215652 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000215652 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000215652 | China
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000215652 | India
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000215652 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000215652 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000215652 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000215652 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000215652 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215652 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000215652 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000271588 | 4984833
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000271588 | 4984674
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000271588 | 4984589
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000271588 | 4984722
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000271588 | 4984716
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000271588 | 4984869
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000271588 | 4984268
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000271588 | 4984591
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000271588 | 4984340
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000271588 | 4984401
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000271588 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000271588 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000271588 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000271588 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000271588 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000271588 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000271588 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000271588 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000271588 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000271588 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000271588 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000271588 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000271588 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000195231 | 4981934
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000195231 | 4981875
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000195231 | 4981877
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195231 | 4981736
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195231 | 4981974
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195231 | 4981772
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000195231 | 4981981
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000195231 | 4981988
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195231 | 4981962
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195231 | 4981884
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195231 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000195231 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000195231 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000195231 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000195231 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000195231 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000195231 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000195231 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000195231 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000195231 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000195231 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000195231 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000195231 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000195231 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000195231 | France
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000195231 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000195231 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000195231 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000195231 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000195231 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000195231 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000195231 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000195231 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000271589 | 4985639
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000271589 | 4985195
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000271589 | 4985285
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000271589 | 4984937
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000271589 | 4985258
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000271589 | 4985011
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000271589 | 4985104
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000271589 | 4984954
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000271589 | 4985569
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000271589 | 4984967
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000271589 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000271589 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000271589 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000271589 | Financials
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000271589 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000271589 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000271589 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000271589 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000271589 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000271589 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000271589 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000271589 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171473 | 4956552
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171473 | 4956699
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171473 | 4956707
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171473 | 4956564
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171473 | 4956673
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171473 | 4956565
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171473 | 4956566
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171473 | 4956639
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171473 | 4956583
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171473 | 4956674
Holdings [Line Items]
Percent of Net Asset Value	0.80%